Bank Loans (Details)			6 Months Ended
		Feb. 14, 2020 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Apr. 09, 2020 USD ($)	Apr. 09, 2020 SGD ($)
Bank Loan [Line Items]
Loan agreement						5 years	5 years
Loan amount			$ 1,001,819
Fixed interest rate			2.10%	2.20%		3.00%	3.00%
Loan payable			$ 1,001,819		$ 1,496,999
Interest expense			30,214	$ 19,952
DBS Bank Ltd [Member]
Bank Loan [Line Items]
Weighted average effective interest rate		2.70%
Revolving Credit Facility I [Member]
Bank Loan [Line Items]
Premium of insurance policy		$ 916,923
Mr. Dong Zhang [Member]
Bank Loan [Line Items]
Loan payable			84,896		580,076
Loan from DBS Bank [Member]
Bank Loan [Line Items]
Loan amount						$ 3,650,434	$ 5,000,000
Loan payable	[1]		$ 84,896		$ 580,076

[1]	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was secured by Mr. Dong Zhang. The Group is required to pay interest for the first twelve months and repay monthly instalments comprising principal and interest thereafter. As of April 30, 2025 and October 31, 2024, the balance was $84,896 and $580,076, respectively. The Group repaid the remaining balance on May 13, 2025.